COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Contractual capital commitments	$ 2,510	$ 47,498
With in one year
Statement1 [Line Items]
Contractual capital commitments	2,510	47,498
With in 2 to 5 years
Statement1 [Line Items]
Contractual capital commitments	$ 0	$ 0